Share-Based Payments - Employee Stock Ownership Plan Reconciliation of Shares Outstanding (Details)	12 Months Ended
	Dec. 31, 2025 € / shares shares	Dec. 31, 2024 € / shares shares
Employee Stock Ownership Plan Equity Settled
Share options outstanding
Beginning balance (in shares) | shares	181,340	320,393
Exercised (in shares) | shares	(50,936)	(139,053)
Ending balance (in shares) | shares	130,404	181,340
thereof vested (in shares) | shares	130,404
Weighted average exercise price (€)
Beginning balance (in euros per share) | € / shares	€ 12.08	€ 11.24
Exercised (in euros per share) | € / shares	10.14	10.14
Ending balance (in euros per share) | € / shares	12.84	12.08
thereof vested (in euros per share) | € / shares	12.84
Weighted average share price (in euros per share) | € / shares	€ 91.64	€ 83.45
Employee Stock Ownership Plan Cash Settled
Share options outstanding
Beginning balance (in shares) | shares	58,903	109,651
Exercised (in shares) | shares	39,508	50,748
Ending balance (in shares) | shares	19,395	58,903
thereof vested (in shares) | shares	19,395
Weighted average exercise price (€)
Beginning balance (in euros per share) | € / shares	€ 10.14	€ 10.14
Exercised (in euros per share) | € / shares	€ 10.14	10.14
Ending balance (in euros per share) | € / shares		€ 10.14